Other liabilities	12 Months Ended
Oct. 31, 2018
Text block1 [abstract]
Other liabilities

Note 11	Other liabilities

$ millions, as at October 31	2018	2017 (1)
Accrued interest payable	$1,300	$1,095
Defined benefit liability (Note 18)	645	766
Gold and silver certificates	95	126
Brokers’ client accounts	3,829	2,366
Derivative collateral payable	4,118	3,660
Other deferred items	688	683
Negotiable instruments	930	886
Accrued employee compensation and benefits	2,303	2,085
Accounts payable and accrued expenses	2,138	1,486
Other	2,177	2,122
	$18,223	$15,275

(1)	Certain information has been reclassified to conform to the presentation adopted in the current year.